4. PURCHASE – ROCKY MOUNTAIN HYDROPONICS and EVERGREEN GARDEN CENTER	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Asset purchase, Rocky Mountain Hydroponics and Evergreen Garden Center

On June 7, 2013, GrowLife Hydroponics completed the purchase of Rocky Mountain Hydroponics, LLC, a Colorado limited liability company (“RMC”), and Evergreen Garden Center, LLC, a Maine limited liability company (“EGC”). The effective date of the purchase was June 7, 2013. The purchase included all of the assets and liabilities of the RMH and EGC Companies, and their retail hydroponics stores, which are located in Vail and Boulder, Colorado and Portland, Maine. The Company purchased RMC and EGC from Rob Hunt, who was appointed to the Company’s Board of Directors and was appointed President of GrowLife Hydroponics, Inc.

The Company paid the former owners of the RMH and EGC Companies $550,000 in cash, $800,000 in 12% Secured Convertible Notes, and $275,000 (7,857,141 shares at $0.035/share) in shares of the Company’s common stock.

The purchase price was allocated to specific identifiable tangible and intangible assets at their fair value at the date of the purchase in accordance with Accounting Standards Codification 805, “Business Combinations”, as follows:

Allocation	$
Assets	$907,614
Intangible assets	366,000
Goodwill	739,000
Total	2,012,614
Less fair value of liabilities	(387,614)
Purchase price	$1,625,000

The Company is amortizing the $366,000 of intangible assets at the rate of $6,100 per month over 5 years, with the Company recording $36,600 of non-cash amortization expense related to these intangible assets during the six months ended June 30, 2015 and 2014.

The Company consolidated the results from operations from June 7, 2013.

On June 7, 2013, GrowLife Hydroponics completed the purchase of Rocky Mountain Hydroponics, LLC, a Colorado limited liability company (“RMC”), and Evergreen Garden Center, LLC, a Maine limited liability company (“EGC”). The effective date of the purchase was June 7, 2013. The purchase included all of the assets and liabilities of the RMH and EGC Companies, and their retail hydroponics stores, which are located in Vail and Boulder, Colorado and Portland, Maine. The Company purchased RMC and EGC from Rob Hunt, who was appointed to the Company’s Board of Directors and was appointed President of GrowLife Hydroponics, Inc.

The Company paid the former owners of the RMH and EGC Companies $550,000 in cash, $800,000 in 12% Secured Convertible Notes, and $275,000 (7,857,141 shares at $0.035/share) in shares of the Company’s common stock.

The purchase price was allocated to specific identifiable tangible and intangible assets at their fair value at the date of the purchase in accordance with Accounting Standards Codification 805, “Business Combinations”, as follows:

Allocation	$
Assets	$907,614
Intangible assets	366,000
Goodwill	739,000
Total	2,012,614
Less fair value of liabilities	(387,614)
Purchase price	$1,625,000

The Company is amortizing the $366,000 of intangible assets at the rate of $6,100 per month over 5 years, with the Company recording $73,200 and $42,700 of non-cash amortization expense related to these intangible assets during the years ended December 31, 2014 and 2013, respectively.

The Company consolidated the results from operations from June 7, 2013. The following are unaudited pro-forma results of operations as if the acquisition had occurred on January 1, 2013 for the period ending June 7, 2013:

	Six Months Ended June 30, 2013,
		RMH/ EGC	Combined
	As Reported	As Reported	Pro-Forma

Net revenue	$1,625,625	$1,635,143	$3,260,768

Cost of goods sold	1,196,277	1,127,113	2,323,390

Gross profit	429,348	508,030	937,378

General and administrative	2,007,464	475,839	2,483,303

Loss from operations	(1,578,116)	32,191	(1,545,925)

Other income (expense):
Warrant expense	(250,000)	-	(250,000)
Loss on extinguishment of debt	(2,750)	-	(2,750)
Change in fair value of derivative	(169,753)	-	(169,753)
Interest expense, net	(799,310)	-	(799,310)

Net loss	$(2,799,929)	$32,191	$(2,767,738)

Net loss per share - (basic and diluted)	$(0.01)	$0.00	$(0.01)

Weighted average shares outstanding - (basic and diluted)	500,801,583	6,815,310	507,616,893